Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Accounts receivable	$ 11,891,930	$ 13,031,789
Allowance for expected credit losses	(650,396)	(536,414)
Accounts Receivable, net	$ 11,241,534	$ 12,495,375